Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184


                                                      June 14, 2017

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:     AB Corporate Shares
                 -  AB Impact Municipal Income Shares
                 File Nos. 333-112207 and 811-21497
                 -------------------------------------


Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 27 under the Securities Act of 1933 and Amendment No. 30 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AB Corporate Shares. We are making this filing to register a new portfolio, AB Impact Municipal Income Shares.

      Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 737-8833. Sincerely,


                                                      /s/ Lancelot A. King
                                                      --------------------
                                                          Lancelot A. King


Attachment

cc:      Stephen J. Laffey
         Paul M. Miller